CONSOLIDATED STATEMENT OF FINANCIAL POSITION (Parenthetical) $ in Millions		Feb. 21, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Statement [LineItems]
Number of shares authorized | shares			41,690,360
Number of shares issued | shares			22,133,149
Number of shares outstanding | shares			22,133,149
Financial debt			$ 2,955.3
Current portion of financial debt	[1]		2,902.8
Non-current portion of financial debt	[1]		52.3
Announcing or Commencing Implementation of Major Restructuring [Member]
Statement [LineItems]
Number of shares issued | shares		578,575,002
Financial debt		$ 1,205.1	2,985.1
Equity impact on financial restructuring		2,050.0
Financial Debt [Member]
Statement [LineItems]
Financial debt			2,955.1
Current portion of financial debt			2,902.8
Non-current portion of financial debt			52.3
Financial Debt [Member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Statement [LineItems]
Financial debt		1,205.0	2,955.0
Current portion of financial debt		10.0	10.0
Non-current portion of financial debt		1,195.0	$ 1,195.0
Unsecured senior notes [member] | Announcing or Commencing Implementation of Major Restructuring [Member]
Statement [LineItems]
Equity impact of equitization of unsecured senior debt		$ 750.0

[1]	On completion of the financial restructuring on February 21, 2018, the financial debt decreased from US$2,955 million as of December 31, 2017 down to US$1,205 million, out of which US$10 million are current and US$1,195 million are non-current. See note 2 and 13.